BUSINESS AND SEGMENT REPORTING (Reconciliation of Time Charter Revenue to Shipping Revenues) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business and Segment Reporting [Abstract]
Time charter equivalent revenues									$ 274,995	$ 385,045	$ 475,790
Add: Voyage expenses									15,106	13,274	21,844
Shipping revenues	$ 69,426	$ 59,968	$ 71,957	$ 88,750	$ 85,810	$ 80,771	$ 103,062	$ 128,676	$ 290,101	$ 398,319	$ 497,634